Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital and financial risk management
Borrowings	€ 52,636	€ 53,143
Cash and cash equivalents	(8,982)	(11,001)
Derivative and other financial instruments included in trade and other receivables	(2,975)	(4,197)
Derivative and other financial instruments included in trade and other payables	1,812	1,906
Non-current investments in sovereign securities	(915)	(913)
Short-term investments	(3,431)	(5,280)
Collateral assets	(1,169)	(1,010)
Financial liabilities under put option arrangements	107	97
Equity	54,365	53,916	€ 60,998	€ 64,483
Capital	€ 91,448	€ 86,661